Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
NOTE 16 - EMPLOYEE BENEFIT PLANS
The Company sponsors various short-term incentive and LTI plans for eligible employees. The Company delivers LTIs through various incentive programs, including stock options, restricted stock, LTI cash, and salary shares. Awards under the LTI cash plan cliff vest over a period of three years from the date of the award and are paid in cash. MIP is the Company's short-term cash incentive plan for key employees that provides for potential annual cash awards based on the Company's performance and/or the achievement of business unit and individual performance objectives. Compensation expense for the MIP and LTI Cash plans was $116 million, $77 million and $28 million for the years ended December 31, 2011, 2010, and 2009, respectively.
The terms related to TARP prohibited the payment of any bonus, incentive compensation or stock option award to our five NEOs and certain other highly compensated executives. As a result, until the Company repaid the U.S. government's TARP investment, SunTrust continued the use of salary shares in 2011 as defined in the U.S. Treasury’s Interim Final Rule on TARP Standards for Compensation and Corporate Governance. Specifically, the Company paid additional base salary amounts in the form of stock (salary shares) to the SEOs and some of the other employees who were among the next 20 most highly-compensated employees. The Company did this each pay period in the form of stock units under the SunTrust Banks, Inc. 2009 Stock Plan (the "2009 Stock Plan"). The stock units did not include any rights to receive dividends or dividend equivalents. As required by EESA, each salary share was non-forfeitable upon grant and may not be sold or transferred until the expiration of a holding period (except as necessary to satisfy applicable withholding taxes). As a result, these individuals are at risk for the value of the Company's stock price until the stock unit is settled. The stock units are settled in cash; for the 2010 salary shares, one half was settled on March 31, 2011 and one half will be settled on March 31, 2012, unless settled earlier due to the executive’s death. The 2011 salary shares were settled on March 30, 2011, the date the Company repaid the U.S. government's TARP investment. The amount to be paid on settlement of the stock units will be equal to the value of a share of SunTrust common stock on the settlement date. Benefit plan determinations and limits were established to ensure that the salary shares were accounted for equitably within relevant benefit plans. In 2011, the value of salary shares paid was $7 million. As of December 31, 2011, the accrual related to salary shares was $3 million.
Following the repayment by SunTrust of the U.S. Treasury’s TARP investment in the Company, the Compensation Committee of the Board approved a revised compensation structure for the Company’s NEOs. Effective April 1, 2011, the compensation structure includes an annual incentive opportunity under the Company’s existing MIP. A new LTI arrangement was also implemented. The design of the LTI plan delivers 50% restricted stock units with vesting tied to the Company’s total shareholder return relative to a peer group consisting of the banks which comprise the KBW Bank Sector Index. The remaining 50% of the LTI plan will consist of approximately half restricted stock units, the vesting of which is tied to the achievement of a Tier 1 capital ratio target, and the other half in stock options. These grants are reflected in the summary of stock option and restricted stock activity table, including the aforementioned restricted stock units granted in 2011.
Stock-Based Compensation
The Company provides stock-based awards through the SunTrust Banks Inc. 2009 Stock Plan (as amended and restated effective January 1, 2011) under which the Compensation Committee of the Board of Directors (the “Committee”) has the authority to grant stock options, restricted stock, and restricted stock units, of which some may have performance features such as vesting tied to the Company's total shareholder return relative to a peer group or vesting tied to the achievement of a Tier 1 capital ratio target, to key employees of the Company. Under the 2009 Stock Plan, approximately 21 million shares of common stock is authorized and reserved for issuance, of which no more than 17 million shares may be issued as restricted stock or stock units. See the summary of stock option and restricted stock activity table for the shares available for additional grants. Stock options are granted at a price which is no less than the fair market value of a share of SunTrust common stock on the grant date and may be either tax-qualified incentive stock options or non-qualified stock options. Stock options typically vest after three years and generally have a maximum contractual life of ten years and upon option exercise, shares are issued to employees from treasury stock.

Shares of restricted stock may be granted to employees and directors and typically cliff vest after three years. Restricted stock grants may be subject to one or more criteria, including employment, performance, or other conditions as established by the Committee at the time of grant. Any shares of restricted stock that are forfeited will again become available for issuance under the Stock Plan. An employee or director has the right to vote the shares of restricted stock after grant unless and until they are forfeited. Compensation cost for restricted stock is equal to the fair market value of the shares at the date of the award and is amortized to compensation expense over the vesting period. Dividends are paid on awarded but unvested restricted stock.

The fair value of each stock option award is estimated on the date of grant using a Black-Scholes valuation model. The expected volatility represents the implied volatility of SunTrust stock. The expected term represents the period of time that stock options granted are expected to be outstanding and is derived from historical data which is used to evaluate patterns such as stock option exercise and employee termination. Through repurchase of preferred stock issued to the U.S. Treasury in first quarter 2011, the expected dividend yield was based on the current rate in effect at grant date. Beginning in second quarter, the Company began using the projected dividend to be paid in the dividend yield assumption. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant based on the expected life of the option.
The weighted average fair values of options granted during 2011, 2010 and 2009 were $10.51, $12.78 and $5.13 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31
	2011	2010	2009
Dividend yield	0.75%	0.17%	4.16%
Expected stock price volatility	34.87	56.09	83.17
Risk-free interest rate (weighted average)	2.48	2.80	1.94
Expected life of options	6 years	6 years	6 years

The following table presents a summary of stock option and restricted stock activity:

	Stock Options			Restricted Stock			Restricted Stock Units
(Dollars in millions, except per share data)	Shares	Price Range	Weighted Average Exercise Price	Shares	Deferred Compensation Grant Price	Weighted Average Grant Price	Shares	Price Range	Weighted Average Grant Price
Balance, January 1, 2009	15,641,872	$17.06-$150.45	$65.29	3,803,412	$113	$64.61	—	$—	$—
Granted	3,803,796	9.06	9.06	2,565,648	28	10.40	66,420	26.96	26.96
Exercised/vested	—	—	—	(1,255,092)	—	64.79	—	—	—
Cancelled/expired/forfeited	(1,784,452)	9.06 - 149.81	65.39	(343,796)	(16)	46.59	—	—	—
Amortization of restricted stock compensation	—	—	—	—	(66)	—	—	—	—
Balance, December 31, 2009	17,661,216	9.06 - 150.45	53.17	4,770,172	59	37.02	66,420	26.96	26.96
Granted	1,192,974	22.69 - 27.79	23.64	1,355,075	33	24.01	—	—	—
Exercised/vested	—	—	—	(1,266,267)	—	67.27	—	—	—
Cancelled/expired/forfeited	(1,711,690)	9.06 - 140.14	52.62	(238,171)	(7)	29.22	(1,230)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(42)	—	—	—	—
Balance, December 31, 2010	17,142,500	9.06 - 150.45	51.17	4,620,809	43	25.32	65,190	26.96	26.96
Granted	813,265	19.98 - 32.27	29.70	1,400,305	44	31.27	344,590	27.50 - 42.10	37.57
Exercised/vested	(20,000)	9.06	9.06	(1,085,252)	—	50.37	—	—	—
Cancelled/expired/forfeited	(2,066,348)	9.06 - 140.40	63.40	(313,695)	(7)	22.07	(4,305)	26.96	26.96
Amortization of restricted stock compensation	—	—	—	—	(32)	—	—	—	—
Balance, December 31, 2011	15,869,417	$9.06-$150.45	$48.53	4,622,167	$48	$21.46	405,475	$26.96-$42.10	$35.98
Exercisable, December 31, 2011	10,294,719		$66.20
Available for Additional Grant, December 31, 2011[1]	20,355,430
[1] Includes 13,759,670 shares available to be issued as restricted stock.

The following table presents information on stock options by ranges of exercise price at December 31, 2011:

(Dollars in millions, except per share data)
	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value	Number Exercisable as of December 31, 2011	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Total Aggregate Intrinsic Value
$9.06 to 49.46	6,109,094	$17.47	6.98	$31	534,396	$33.95	1.54	$2
$49.47 to 64.57	2,559,551	54.73	1.10	—	2,559,551	54.73	1.10	—
$64.58 to 150.45	7,200,772	72.67	3.10	—	7,200,772	72.67	3.10	—
	15,869,417	$48.53	4.27	$31	10,294,719	$66.20	2.52	$2

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money stock options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company’s stock. Total intrinsic value of options exercised for the years ended December 31, 2011, 2010 and 2009 was less than $1 million each year. Total fair value, measured as of the grant date, of restricted shares vested was $55 million, $85 million, and $81 million, for the years ended December 31, 2011, 2010 and 2009, respectively.
As of December 31, 2011 and 2010, there was $63 million and $62 million, respectively, of unrecognized stock-based compensation expense related to nonvested stock options and restricted stock. The unrecognized stock compensation expense as of December 31, 2011 is expected to be recognized over a weighted average period of 2.2 years.

Stock-based compensation expense recognized in noninterest expense was as follows:

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Stock-based compensation expense:
Stock options	$15	$14	$12
Restricted stock	32	42	66
Restricted stock units	10	—	—
Total stock-based compensation expense	$57	$56	$78

The recognized stock-based compensation tax benefit was $22 million, $21 million and $30 million for the years ended December 31, 2011, 2010, and 2009, respectively.
In addition to the SunTrust stock-based compensation awards, the Company has two subsidiaries which sponsor separate equity plans where subsidiary restricted stock or restricted membership interests are granted to key employees of the subsidiaries. These awards may be subject to one or more vesting criteria, including employment, performance or other conditions as established by the board of directors or manager of the subsidiary at the time of grant. Compensation cost for these restricted awards is equal to the fair market value of the shares at the date of the award and is amortized to compensation expense over the vesting period considering assumed forfeitures. As the equity of these subsidiaries does not trade in public markets, fair value at grant date is determined based on a current external valuation. Depending on the specific terms of the awards, unvested awards may or may not be entitled to receive dividends or distributions during the vesting period. The restricted stock awards and restricted membership interest awards are subject to certain fair value put and call provisions subsequent to vesting. Stock-based compensation expense recognized in noninterest expense for these subsidiary equity plans for the years ended December 31, 2011, 2010 and 2009 totaled $8 million, $13 million and $1 million, respectively. At the end of 2010, the vesting of some of these awards caused the Company to record noncontrolling interest. In December 2011, one of the subsidiaries converted all unvested membership interest awards into LTI cash awards for a fixed dollar amount equal to the fair value of the member interest at the date of modification. The modified awards will continue to vest based on their original vesting schedule, and expense will be recognized based on the higher of the original grant value or the modified value.

Retirement Plans
Defined Contribution Plan
SunTrust maintains a qualified defined contribution plan that offers a dollar for dollar match on the first 5% of eligible pay that a participant, including executive participants, elects to defer to the 401(k) plan. Compensation expense related to this plan for the years ended December 31, 2011, 2010 and 2009 totaled $81 million, $74 million and $76 million, respectively, excluding the $28 million special contribution in 2011 discussed below.
SunTrust also maintains the SunTrust Banks, Inc. Deferred Compensation Plan in which key executives of the Company are eligible. In accordance with the terms of the plan, the matching contribution to the Deferred Compensation Plan is the same percentage of match as provided in the qualified 401(k) Plan, which is 100% of the first 5% of eligible pay that a participant, including an SEO, elects to defer to the plan, subject to such limitations as may be imposed by the plans’ provisions and applicable laws and regulations. Effective January 1, 2011, employees hired on or after January 1, 2011 will become vested in the Company’s 401(k) matching contributions and matching contributions under the Deferred Compensation Plan upon completion of two years of vesting service. Effective January 1, 2012, the Company's 401(k) plan and the Deferred Compensation Plan were amended to increase the matching contribution from 5% to 6% and to permit additional discretionary Company contributions equal to a fixed percent of eligible earnings, as defined in the applicable plan. Additionally, the Company's 401(k) plan and the Deferred Compensation Plan were amended to provide for a special contribution equal to 5% of eligible 2011 earnings for employees who have: (1) at least 20 years of service as of December 31, 2011, or (2) 10 years of service and the sum of age and service equals or exceeds 60 as of December 31, 2011. Compensation expense related to this contribution was $28 million.
Noncontributory Pension Plans
SunTrust maintains a funded, noncontributory qualified retirement plan (the "Retirement Plan") covering employees meeting certain service requirements. The plan provides benefits based on salary and years of service and, effective January 1, 2008, either a traditional pension benefit formula, a cash balance formula (the Personal Pension Account) or a combination of both. Participants are 100% vested after 3 years of service. The interest crediting rate applied to each Personal Pension Account was an annual effective rate of 4.42% for 2011. SunTrust monitors the funded status of the plan closely and due to the current funded status, SunTrust did not make a contribution for the 2011 plan year.
On October 1, 2004, SunTrust acquired NCF. Prior to the acquisition, NCF sponsored a funded qualified retirement plan, an unfunded nonqualified retirement plan for some of its participants, and certain other postretirement health benefits for its employees. Through plan amendments effective December 31, 2004 and January 1, 2008 participants' benefits under the NCF Retirement Plan were frozen with the exception of adjustments for pay increases after 2004. Similar to the SunTrust Retirement Plan, due to the current funded status of the NCF Retirement Plan, SunTrust did not make a contribution for the 2011 plan year.
SunTrust also maintains unfunded, noncontributory nonqualified supplemental defined benefit pension plans that cover key executives of the Company (the "SERP", the "ERISA Excess Plan" and the "Restoration Plan"). The plans provide defined benefits based on years of service and final average salary. SunTrust’s obligations for these nonqualified supplemental defined benefit pension plans are included within the qualified Pension Plans in the tables presented in this section under “Pension Benefits”.
Effective January 1, 2008, the SERP was amended to reduce the benefit formula for future service accruals for certain existing participants and to implement a new SERP Personal Pension Account (cash balance formula) for certain other existing participants with no limit on pay for SERP Tier 2 participants and a minimum preserved benefit for SERP participants at December 31, 2007. ERISA Excess Plan participants accrue benefits under benefit formulas that mirror the revised benefit formulas in the Retirement Plan but with an earnings limit of two times the Retirement Plan's eligible earnings.
On December 31, 2010, the Company adopted the SunTrust Banks, Inc. Restoration Plan (the “Restoration Plan”) effective January 1, 2011. The Restoration Plan is a nonqualified defined benefit cash balance plan designed to restore benefits to certain employees that are limited under provisions of the Internal Revenue Code which are not otherwise provided for under the ERISA Excess Plan. The benefit formula under the Restoration Plan is the same as the Personal Pension Account under the Retirement Plan.

Effective January 1, 2011, a separate retirement plan was created exclusively for inactive and retired employees (“SunTrust Banks, Inc. Retirement Plan for Inactive Participants”). Obligations and related plan assets were transferred from the SunTrust Banks, Inc. Retirement Plan to the new plan.

The Retirement Plan, the SERP, the ERISA Excess Plan, and the Restoration Plan were each amended on November 14, 2011 to cease all future benefit accruals. As a result, the traditional pension benefit formulas (final average pay formulas) will not reflect future salary increases and benefit service after December 31, 2011, and compensation credits under the Personal Pension Accounts (cash balance formula) will cease. However, interest credits under the Personal Pension Accounts will continue to accrue until benefits are distributed and service will continue to be recognized for vesting and eligibility requirements for early retirement. Additionally, the NCF Retirement Plan, which had been previously curtailed with respect to future benefit accruals, was amended to cease any adjustments for pay increases after December 31, 2011. As a result of the curtailment, the SunTrust Retirement Plan for Inactive Participants will be merged into the Retirement Plan effective January 1, 2012. The Company recorded a curtailment gain of $88 million which is reflected in employee benefits expense on the Consolidated Statements of Income/(Loss), and reduction to the pension benefit obligation of $96 million which is reflected in the Consolidated Balance Sheets. The curtailment gain was partially offset by the $28 million special 401(k) contribution noted above.
Other Postretirement Benefits
Although not under contractual obligation, SunTrust provides certain health care and life insurance benefits to retired employees (“Other Postretirement Benefits” in the tables below). At the option of SunTrust, retirees may continue certain health and life insurance benefits if they meet age and service requirements for Other Postretirement Benefits while working for the Company. The health care plans are contributory with participant contributions adjusted annually, and the life insurance plans are noncontributory. Certain retiree health benefits are funded in a Retiree Health Trust. In addition, certain retiree life insurance benefits are funded in a VEBA. SunTrust reserves the right to amend or terminate any of the benefits at any time.
Assumptions
The SunTrust Benefits Finance Committee reviews and approves the assumptions for year-end measurement calculations. A discount rate is used to determine the present value of future benefit obligations. The discount rate for each plan is determined by matching the expected cash flows of each plan to a yield curve based on long-term, high quality fixed income debt instruments available as of the measurement date. A series of benefit payments projected to be paid by the plan for the next 100 years is developed based on the most recent census data, plan provisions, and assumptions. The benefit payments at each future maturity are discounted by the year-appropriate spot interest rates. The model then solves for the discount rate that produces the same present value of the projected benefit payments as generated by discounting each year’s payments by the spot rate. This assumption is reviewed by the SunTrust Benefits Finance Committee and updated every year for each plan. A rate of compensation growth is used to determine future benefit obligations for those plans whose benefits vary by pay prior to recognition of the plan curtailment on November 14, 2011.
Actuarial gains and losses are created when actual experience deviates from assumptions. The actuarial losses on obligations generated within the Pension Plans in 2011 resulted primarily from lower discount rates.

The change in benefit obligations were as follows:

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Benefit obligation, beginning of year	$2,261	$2,008	$189	$179
Service cost	62	69	—	—
Interest cost	128	129	9	10
Plan participants’ contributions	—	—	22	20
Actuarial loss/(gain)	415	209	(17)	7
Benefits paid	(109)	(95)	(33)	(30)
Less federal Medicare drug subsidy	—	—	3	3
Plan amendments	—	(59)	—	—
Curtailments	(96)	—	—	—
Benefit obligation, end of year	$2,661	$2,261	$173	$189

The accumulated benefit obligation for the Pension Benefits at December 31, 2011 and 2010 was $2.7 billion and $2.2 billion, respectively.

Pension benefits with a projected benefit obligation, in excess of plan assets as of December 31, were as follows:

(Dollars in millions)	2011	2010
Projected benefit obligation	$2,530	$105
Accumulated benefit obligation	2,530	101

	Pension Benefits			Other Post- retirement Benefits
(Weighted average assumptions used to determine benefit obligations, end of year)	2011	2010		2011	2010
Discount rate	4.63%	5.67%		4.10%	5.10%
Rate of compensation increase	N/A	4.00	[1]	N/A	N/A
1At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond.
The change in plan assets were as follows:

	Year Ended December 31
	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets, beginning of year	$2,522	$2,334	$165	$161
Actual return on plan assets	129	276	7	13
Employer contributions	8	7	—	1
Plan participants’ contributions	—	—	22	20
Benefits paid	(109)	(95)	(33)	(30)
Fair value of plan assets, end of year	$2,550	$2,522	$161	$165

Employer contributions indicated under pension benefits represent the benefits that were paid to nonqualified plan participants. SERPs are not funded through plan assets.
The fair value of plan assets is measured based on the fair value hierarchy which is discussed in Note 19, “Fair Value Election and Measurement.” The valuations are based on third party data received as of the balance sheet date. Level 1 assets such as equity securities, mutual funds, and REITs are instruments that are traded in active markets and are valued based on identical instruments. Fixed income securities and common and collective trust funds are classified as level 2 assets because there is not an identical asset in the market upon which to base the valuation; however, there are no significant unobservable assumptions used to value level 2 instruments. The common and collective funds are valued each business day at its reported net asset value, as determined by the issuer, based on the underlying assets of the fund. Corporate and foreign bonds are valued based on quoted market prices obtained from external pricing sources where trading in an active market exists for level 2 assets. Level 3 assets primarily consist of private placement and noninvestment grade bonds. Limited visible market activity exists for these instruments or similar instruments and therefore significant unobservable assumptions are used to value the securities. In 2009, private placements were classified as level 3 assets; however, at the end of 2010, these were transferred to level 2 assets due to improved market conditions.
The following tables sets forth by level, within the fair value hierarchy, plan assets related to Pension Benefits at fair value as of December 31, 2011 and 2010:

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2011	Fair Value Measurements as of December 31, 2011 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$45	$45	$—	$—
Mutual funds:
International diversified funds	351	351	—	—
Large cap funds	426	426	—	—
Small and mid cap funds	214	214	—	—
Equity securities:
Consumer	107	107	—	—
Energy and utilities	48	48	—	—
Financials	21	21	—	—
Healthcare	58	58	—	—
Industrials	62	62	—	—
Information technology	136	136	—	—
Materials	17	17	—	—
Exchange traded funds	116	116	—	—
Fixed income securities:
U.S. Treasuries	435	435	—	—
Corporate - investment grade	398	—	398	—
Foreign bonds	103	—	103	—
	$2,537	$2,036	$501	$—
[1]Schedule does not include accrued income amounting to less than 0.5% of total plan assets.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010 using [1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$36	$36	$—	$—
Mutual funds:
International diversified funds	376	376	—	—
Large cap funds	292	292	—	—
Small and mid cap funds	248	248	—	—
Equity securities:
Consumer	108	108	—	—
Energy and utilities	56	56	—	—
Financials	35	35	—	—
Healthcare	42	42	—	—
Industrials	69	69	—	—
Information technology	130	130	—	—
Materials	21	21	—	—
Exchange traded funds	128	128	—	—
Fixed income securities:
U.S. Treasuries	329	329	—	—
Corporate - investment grade	519	—	519	—
Foreign bonds	118	—	118	—
	$2,507	$1,870	$637	$—
[1]Schedule does not include accrued income amounting to less than 0.6% of total plan assets.

As of December 31, 2011, there were no level 3 plan assets. The following table sets forth a summary of changes in the fair value of level 3 plan assets for the year ended December 31, 2010:

(Dollars in millions)	Fixed Income Securities - Corporate Investment Grade	Fixed Income Securities - Corporate Non-investment	Fixed Income Securities - Foreign Bonds
Balance as of January 1, 2010	$82	$26	$38
Purchases/(sales)	(1)	(26)	(18)
Realized gain	6	4	4
Unrealized loss	(2)	(4)	(2)
Transfers out of level 3	(85)	—	(22)
Balance as of December 31, 2010	$—	$—	$—

The following tables set forth by level, within the fair value hierarchy, plan assets related to Other Postretirement Benefits at fair value as of December 31, 2011 and 2010:

(Dollars in millions)		Fair Value Measurements as of December 31, 2011 [1]
	Assets Measured at Fair Value as of December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$37	$37	$—	$—
Investment grade tax-exempt bond	25	25	—	—
International fund	6	6	—	—
Common and collective funds:
SunTrust Reserve Fund	1	—	1	—
SunTrust Equity Fund	37	—	37	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$161	$68	$93	$—
[1] Schedule does not include accrued income.

(Dollars in millions)	Assets Measured at Fair Value as of December 31, 2010	Fair Value Measurements as of December 31, 2010[1]
		Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds:
Large cap fund	$39	$39	$—	$—
Investment grade tax-exempt bond	24	24	—	—
International fund	7	7	—	—
Common and collective funds:
SunTrust Reserve Fund	2	—	2	—
SunTrust Equity Fund	38	—	38	—
SunTrust Georgia Tax-Free Fund	26	—	26	—
SunTrust National Tax-Free Fund	17	—	17	—
SunTrust Aggregate Fixed Income Fund	7	—	7	—
SunTrust Short-Term Bond Fund	5	—	5	—
	$165	$70	$95	$—
[1] Schedule does not include accrued income.
The SunTrust Benefits Finance Committee, which includes several members of senior management, establishes investment policies and strategies and formally monitors the performance of the funds on a quarterly basis. The Company’s investment strategy with respect to pension assets is to invest the assets in accordance with ERISA and related fiduciary standards. The long-term primary investment objectives for the Pension Plans are to provide for a reasonable amount of long-term growth of capital (both principal and income) without undue exposure to risk in any single asset class or investment category and to enable the plans to provide their specific benefits to participants thereof. The objectives are accomplished utilizing a strategy of equities, fixed income, and cash equivalents in a mix that is conducive to participation in a rising market while allowing for protection in a declining market. The portfolio is viewed as long-term in its entirety, avoiding decisions based solely on short-term concerns and individual investments. The objective in the allocation of assets is diversification of investments among asset classes that are not similarly affected by economic, political, or social developments. The diversification does not necessarily depend upon the number of industries or companies in a portfolio or their particular location, but rather upon the broad nature of such investments and of the factors that may influence them. To ensure broad diversification in the long-term investment portfolios among the major categories of investments, asset allocation, as a percent of the total market value of the total long-term portfolio, is set with the target percentages and ranges presented in the investment policy statement. Rebalancing occurs on a periodic basis to maintain the target allocation, but normal market activity may result in deviations. At December 31, 2011 and 2010, there was no SunTrust common stock held in the Pension Plans, nor were there any purchases during 2011 or 2010.
The basis for determining the overall expected long-term rate of return on plan assets considers past experience, current market conditions and expectations on future trends. A building block approach is used that considers long-term inflation, real returns, equity risk premiums, target asset allocations, market corrections (for example, narrowing of fixed income spreads between corporate bonds and U.S. Treasuries) and expenses. Capital market simulations from internal and external sources, survey data, economic forecasts and actuarial judgment are all used in this process.
The expected long-term rate of return on plan assets for the SunTrust Retirement Plan for Inactive Participants was 7.75% in 2011 and 8.00% in 2010. For the SunTrust Retirement Plan and the NCF Retirement Plan, the expected long-term rate of return on plan assets was 7.75% through November 14, 2011 and 7.25% for the remainder of the year in 2011, and 8.00% in 2010. The expected long-term rate of return is 7.00% for all qualified plans for 2012. The asset allocation for the Pension Plans and the target allocation by asset category are as follows:

	Target Allocation[1]	Percentage of Plan Assets at December 31[2]
Asset Category	2012	2011	2010
Equity securities	50-75%	61%	60%
Debt securities	25-50	37	39
Cash equivalents	0-5	2	1
Total		100%	100%

[1]	SunTrust Pension Plan only.

[2]	SunTrust and NCF Pension Plans.

The investment strategy for the Other Postretirement Benefit Plans is maintained separately from the strategy for the Pension Plans. The Company’s investment strategy is to create a series of investment returns sufficient to provide for current and future liabilities at a reasonable level of risk. Assets are diversified among equity and fixed income investments according to the asset mix approved by the SunTrust Benefits Finance Committee which is presented in the target allocation table below. The pre-tax expected long-term rate of return on these plan assets was 6.75% in 2011 and 2010. The 2012 pre-tax expected long-term rate of return is 6.25%. At December 31, 2011 and 2010, there was no common stock held in the Other Postretirement Benefit Plans, nor were there any purchases during 2011 or 2010.

The asset allocation for Other Postretirement Benefit Plans and the target allocation, by asset category, are as follows:

	Target Allocation	Percentage of Plan Assets as of December 31
Asset Category	2012	2011	2010
Equity securities	35-50%	50%	51%
Debt securities	50-65	50	48
Cash equivalents		—	1
Total		100%	100%

Funded Status
The funded status of the plans, as of December 31, was as follows:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Fair value of plan assets	$2,550	$2,522	$161	$165
Benefit obligations [1]	(2,661)	(2,261)	(173)	(189)
Funded status	($111)	$261	($12)	($24)
[1]Includes $107 million of benefit obligations for the unfunded nonqualified supplemental pension plans.

At December 31, 2011, the total outstanding unrecognized net loss to be recognized in future years for all pension and postretirement benefits was $1.1 billion, compared to $0.8 billion as of December 31, 2010. The key sources of the cumulative net losses are attributable to lower discount rates for the past several years and lower return on assets, predominantly in 2008. As discussed previously, SunTrust reviews its assumptions annually to ensure they represent the best estimates for the future and will, therefore, minimize future gains and losses.
As of December 31, amounts recognized in AOCI are as follows:

	Pension Benefits		Other Postretirement Benefits
(Dollars in millions)	2011	2010	2011	2010
Net actuarial loss	$1,108	$770	$17	$34
Prior service credit	—	(105)	—	—
Total AOCI, pre-tax	$1,108	$665	$17	$34

Expected Cash Flows
Information about the expected cash flows for the Pension Benefit and Other Postretirement Benefit plans is as follows:

(Dollars in millions)	Pension Benefits[1,2]	Other Postretirement Benefits (excluding Medicare Subsidy) [3]	Value to Company of Expected Medicare Subsidy
Employer Contributions
2012 (expected) to plan trusts	$—	$—	$—
2012 (expected) to plan participants	28	—	(3)
Expected Benefit Payments
2012	182	16	(3)
2013	159	16	(1)
2014	158	16	(1)
2015	156	15	(1)
2016	154	14	(1)
2017-2021	774	60	(6)

[1]
At this time, SunTrust anticipates contributions to the Retirement Plan will be permitted (but not required) during 2012 based on the funded status of the Plan and contribution limitations under the ERISA.

[2]	The expected benefit payments for the SERP will be paid directly from SunTrust corporate assets.

[3]
The 2012 expected contribution for the Other Postretirement Benefits Plans represents the Medicare Part D subsidy only. Note that expected benefits under Other Postretirement Benefits Plans are shown net of participant contributions.

Net Periodic Cost
Components of net periodic benefit cost were as follows:

	Year Ended December 31
	Pension Benefits					Other Postretirement Benefits
(Dollars in millions)	2011		2010	2009		2011		2010		2009
Service cost	$62		$69	$64		$—		$—		$—
Interest cost	128		129	120		9		10		12
Expected return on plan assets	(188)		(183)	(149)		(7)		(7)		(7)
Amortization of prior service credit	(16)		(11)	(11)		—		(1)		(2)
Recognized net actuarial loss	39		62	112		1		1		19
Curtailment gain	(88)		—	—		—		—		—
Other	—		—	5		—		—		—
Net periodic (benefit)/cost	($63)		$66	$141		$3		$3		$22
Weighted average assumptions used to determine net cost
Discount rate[1]	5.59%	[3]	6.32%	6.58%	[1]	5.10%		5.70%		5.95%
Expected return on plan assets	7.72	[4]	8.00	8.00		4.39	[2]	4.39	[2]	5.30	[2]
Rate of compensation increase	4.00		4.00	4.00/4.50		N/A		N/A		N/A

[1]
Interim remeasurement was required on April 30, 2009 for the SunTrust Pension Plan due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on the economic environment on that date.

[2]	The weighted average shown for the Other Postretirement Benefit plan is determined on an after-tax basis.

[3]	Interim remeasurement was required on November 14, 2011 due to plan changes adopted at that time. The discount rate as of the remeasurement date was selected based on economic conditions on that date.

[4]	As part of the interim remeasurement on November 14, 2011, the expected return on plan assets was reduced from 7.75% to 7.25% for the SunTrust Pension Plan and the NCF Retirement Plan.

Other changes in plan assets and benefit obligations recognized in OCI during 2011 are as follows:

(Dollars in millions)	Pension Benefits	Other Postretirement Benefits
Current year actuarial loss/(gain)	$473	($16)
Recognition of actuarial loss	(39)	(1)
Amortization of prior service credit	105	—
Curtailment effects	(96)	—
Total recognized in OCI, pre-tax	$443	($17)
Total recognized in net periodic benefit cost and OCI, pre-tax	$380	($14)

The estimated actuarial loss that will be amortized from AOCI into net periodic benefit cost in 2012 is $24 million.

Additionally, SunTrust sets pension asset values equal to their market value, in contrast to the use of a smoothed asset value that incorporates gains and losses over a period of years. Utilization of market value of assets provides a more realistic economic measure of the plan’s funded status and cost. Assumed discount rates and expected returns on plan assets affect the amounts of net periodic benefit cost. A 25 basis point decrease in the discount rate or expected long-term return on plan assets would increase all Pension and Other Postretirement Plans’ net periodic benefit cost approximately less than $1 million and $6 million, respectively.
Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Other Postretirement Benefit plans. As of December 31, 2011, SunTrust assumed that pre-65 retiree health care costs will increase at an initial rate of 9.00% per year. SunTrust assumed a healthcare cost trend that recognizes expected inflation, technology advancements, rising cost of prescription drugs, regulatory requirements and Medicare cost shifting. SunTrust expects this annual cost increase to decrease over a 7-year period to 5.00% per year. As of December 31, 2011, SunTrust assumed that post-65 retiree health costs will increase at an initial rate of 8.00% per year. SunTrust expects this annual cost increase to decrease over a 5-year period to 5.00% per year.
Due to changing medical inflation, it is important to understand the effect of a one-percent point change in assumed healthcare cost trend rates. These amounts are shown below:

(Dollars in millions)	1% Increase	1% Decrease
Effect on Other Postretirement Benefit obligation	$11	$10
Effect on total service and interest cost	1	1